2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended
Jun. 30, 2016
Building
Useful life	40 years
Equipment
Useful life	5 - 10 years
Furniture and fixtures
Useful life	5 - 10 years
Company automobiles
Useful life	3 - 5 years
Leasehold improvements
Useful life	Shorter of the remaining lease terms and estimated useful lives